Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name	dei_EntityRegistrantName	Keeley Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001324203
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 03, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 03, 2015
Prospectus Date	rr_ProspectusDate	Jan. 31, 2015